Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Note 21 - Fair Value of Financial Instruments
We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data
The carrying value and estimated fair value of our financial instruments at June 30, 2024 and December 31, 2023 were as follows:

		As at June 30, 2024		As at December 31, 2023
(In $ millions)	Hierarchy	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (1)	1	193.5	193.5	102.5	102.5
Restricted cash (1)	1	1.0	1.0	0.1	0.1
Trade receivables (1)	1	99.1	99.1	56.2	56.2
Other current assets (excluding deferred costs) (1)	1	24.3	24.3	31.5	31.5
Due from related parties (1)	1	79.4	79.4	95.0	95.0

Liabilities
Trade payables (1)	1	58.3	58.3	35.5	35.5
Accrued expenses (1)	1	69.7	69.7	77.0	77.0
Short term accrued interest and other items (1)	1	37.2	37.2	42.3	42.3
Other current liabilities (1)	1	52.6	52.6	63.2	63.2
Short-term debt (2) (3)	2	120.3	114.6	104.4	100.0
Long-term debt (2) (4)	2	1,927.6	1,807.4	1,818.0	1,690.0
(1) The carrying values approximate the fair values due to their near term expected receipt of cash.
(2) Short term and long term debt excludes debt discounts, debt premiums and deferred finance charges.
(3) This relates to our 10% Notes due 2028 and 10.375% Notes due 2030. These are fair valued using observable market-based inputs.

(4) This relates to our 10% Notes due 2028 and 10.375% Notes due 2030 and our Convertible Bonds due 2028 These are fair valued using observable market-based inputs.

Share Lending Agreement
In addition, during the year ended December 31, 2023, the Company recognized a deferred finance charge in the amount of $12.4 million in relation to our Share Lending Framework Agreement ("SFLA"), which was fair valued using observable market-based inputs and is amortized over the term of the Convertible Bonds.